Related Party Transactions - Related Party Loans, Due to Related Party and Administrative Support Agreement (Details) - USD ($)			12 Months Ended
	Dec. 14, 2021	Dec. 10, 2021	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Payments made by related party on behalf of the Company			$ 270,590	$ 236,233
Administrative support fee - related party			411,500	231,500
Cash capital contribution from Sponsor			644,227	800,000
Sponsor
Related Party Transactions
Cash capital contribution from Sponsor			1,353,228	800,000
Promissory note with related party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 350,000
Administrative Support Agreement | Sponsor
Related Party Transactions
Administrative fees expense per month		$ 15,000
Administrative fees expense			0	10,500
Administrative support fee - related party			411,500	231,500
Working Capital Loans | Affiliate of the Sponsor
Related Party Transactions
Loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share)	$ 1
Outstanding Balance			$ 0	$ 0